Shareholder Report	6 Months Ended	12 Months Ended
	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	MoA Funds Corp
Entity Central Index Key	0000795259
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000025733
Shareholder Report [Line Items]
Fund Name	Equity Index Fund
Class Name	MoA Equity Index Fund
Trading Symbol	MAEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MoA Equity Index Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716
Additional Information Phone Number	800.914.8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)
Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA Equity Index Fund	$7	0.14%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund's performance for the six months ended June 30, 2024 was 15.29% before expenses and 15.20% after expenses. The Fund's benchmark, the S&P 500® Index, returned 15.29% over the same period. During the period a small number of large-cap growth stocks accounted for a disproportionate percentage of the Index's return. A long-term view and potential overall portfolio diversification benefits should be considered when reviewing the Fund's performance.

Line Graph [Table Text Block]
	MoA Equity Index Fund	S&P 500 Index
06/14	$10,000	$10,000
12/14	$10,605	$10,612
12/15	$10,736	$10,758
12/16	$12,002	$12,045
12/17	$14,600	$14,675
12/18	$13,934	$14,031
12/19	$18,297	$18,449
12/20	$21,628	$21,844
12/21	$27,793	$28,114
12/22	$22,724	$23,023
12/23	$28,659	$29,075
06/24	$33,015	$33,521

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
MoA Equity Index Fund	24.36%	14.87%	12.69%
S&P 500 Index	24.56%	15.05%	12.86%

No Deduction of Taxes [Text Block]	The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 5,653,462,948	$ 5,653,462,948
Holdings Count | Holding	507	507
Advisory Fees Paid, Amount	$ 2,042,628
InvestmentCompanyPortfolioTurnover	4.14%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$5,653,462,948
# of Portfolio Holdings	507
Portfolio Turnover Rate	4.14%
Advisory Fees Paid	$2,042,628

Holdings [Text Block]

Asset Class Weightings

Value	Value
Common Stock	99.9%
Short-Term Debt, Cash Investment and Other Net Assets	0.1%

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp.	7.2%
NVIDIA Corp.	6.6%
Apple, Inc.	6.6%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc. Cl A	2.4%
Alphabet, Inc. Cl A	2.3%
Alphabet, Inc. Cl C	1.9%
Berkshire Hathaway, Inc. Cl B	1.6%
Eli Lilly & Co.	1.6%
Broadcom, Inc.	1.5%

Material Fund Change [Text Block]

Material Fund Change

During the period, the Fund did not have any material fund changes.
C000200087
Shareholder Report [Line Items]
Fund Name	Small Cap Equity Index Fund
Class Name	MoA Small Cap Equity Index Fund
Trading Symbol	MASOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MoA Small Cap Equity Index Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716
Additional Information Phone Number	800.914.8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA Small Cap Equity Index Fund	$7	0.14%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund's performance for the six months ended June 30, 2024 was -0.72% before expenses and -0.79% after expenses. The Fund's benchmark, the S&P SmallCap® 600 Index, returned -0.72% over the same period. Small-cap stocks lagged large-caps, as measured by the S&P 500® Index, as a few large-cap growth stocks accounted for a disproportionate percentage of the S&P's return. A long-term view and potential overall portfolio diversification benefits, which include holding companies of various sizes, should be considered when reviewing the performance of small-cap stocks.

Line Graph [Table Text Block]
	MoA Small Cap Equity Index Fund	S&P 500 Index	S&P SmallCap 600 Index
07/18	$10,000	$10,000	$10,000
12/18	$8,346	$9,286	$8,286
12/19	$10,216	$12,210	$10,173
12/20	$11,304	$14,456	$11,322
12/21	$14,302	$18,606	$14,358
12/22	$11,970	$15,236	$12,047
12/23	$13,869	$19,241	$13,980
06/24	$13,759	$22,184	$13,879

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
MoA Small Cap Equity Index Fund (Incp: July 2, 2018)	8.42%	7.74%	5.47%
S&P 500 Index	24.56%	15.05%	14.22%
S&P SmallCap 600 Index	8.66%	8.06%	5.62%

Performance Inception Date		Jul. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 199,379,691	$ 199,379,691
Holdings Count | Holding	606	606
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	17.64%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$199,379,691
# of Portfolio Holdings	606
Portfolio Turnover Rate	17.64%
Advisory Fees Paid	$0

Holdings [Text Block]

Asset Class Weightings

Value	Value
Common Stock - Indexed	100.0%
Short-Term Debt, Cash Investment and Other Net Assets	0.0%

Largest Holdings [Text Block]

Top 10 Holdings

iShares Core S&P Small-Cap ETF	1.7%
Abercrombie & Fitch Co. Cl A	0.8%
Fabrinet	0.7%
Ensign Group, Inc.	0.6%
SPS Commerce, Inc.	0.6%
ATI, Inc.	0.6%
Comerica, Inc.	0.6%
Robert Half, Inc.	0.6%
SPX Technologies, Inc.	0.5%
Mueller Industries, Inc.	0.5%

Material Fund Change [Text Block]

Material Fund Change

During the period, the Fund did not have any material fund changes.
C000200088
Shareholder Report [Line Items]
Fund Name	Clear Passage 2060 Fund
Class Name	MoA Clear Passage 2060 Fund
Trading Symbol	MURPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MoA Clear Passage 2060 Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716
Additional Information Phone Number	800.914.8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA Clear Passage 2060 Fund	$19	0.36%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund's performance for the six months ended June 30, 2024 was 9.72% before expenses and 9.64% after expenses. The Fund's benchmark, the Morningstar Lifetime Allocation Moderate 2060 Index was 7.29% over the same period. The Fund's return was influenced by its portfolio allocation and risk relative to the Index. A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund's performance.

Line Graph [Table Text Block]
	MoA Clear Passage 2060 Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	FTSE 3-Month Treasury Bill Index
07/18	$10,000	$10,000	$10,000	$10,000
12/18	$8,946	$9,286	$10,174	$10,106
12/19	$11,140	$12,210	$11,061	$10,333
12/20	$12,708	$14,456	$11,892	$10,393
12/21	$15,454	$18,606	$11,708	$10,398
12/22	$13,025	$15,236	$10,185	$10,554
12/23	$15,654	$19,241	$10,748	$11,109
06/24	$17,163	$22,184	$10,672	$11,416

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
MoA Clear Passage 2060 Fund (Incp: July 2, 2018)	17.35%	10.69%	9.43%
S&P 500 Index	24.56%	15.05%	14.22%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.09%
FTSE 3-Month Treasury Bill Index	5.64%	2.22%	2.23%

Performance Inception Date		Jul. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 277,656,392	$ 277,656,392
Holdings Count | Holding	10	10
Advisory Fees Paid, Amount	$ 63,587
InvestmentCompanyPortfolioTurnover	5.84%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$277,656,392
# of Portfolio Holdings	10
Portfolio Turnover Rate	5.84%
Advisory Fees Paid	$63,587

Holdings [Text Block]

Asset Class Weightings

Value	Value
Domestic Equity Funds	70.1%
International Equity Fund	22.7%
Bond Funds	6.2%
Money Market Fund	1.0%
Short-Term Debt, Cash Investment and Other Net Assets	0.0%

Largest Holdings [Text Block]

Top 10 Holdings

Equity Index Fund	48.7%
International Fund	22.7%
Mid Cap Equity Index Fund	12.1%
Core Bond Fund	4.7%
Small Cap Equity Index Fund	3.0%
Small Cap Value Fund	2.7%
Small Cap Growth Fund	2.0%
Mid Cap Value Fund	1.6%
Intermediate Bond Fund	1.5%
Money Market Fund	1.0%

Material Fund Change [Text Block]

Material Fund Change

During the period, the Fund did not have any material fund changes.
C000047655
Shareholder Report [Line Items]
Fund Name	Clear Passage 2030 Fund
Class Name	MoA Clear Passage 2030 Fund
Trading Symbol	MURIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MoA Clear Passage 2030 Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716
Additional Information Phone Number	800.914.8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA Clear Passage 2030 Fund	$20	0.39%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund's performance for the six months ended June 30, 2024 was 6.58% before expenses and 6.52% after expenses. The Fund's benchmark, the Morningstar Lifetime Allocation Moderate 2030 Index was 4.33% over the same period. The Fund's return was influenced by its portfolio allocation and risk relative to the Index. A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund's performance.

Line Graph [Table Text Block]
	MoA Clear Passage 2030 Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	FTSE 3-Month Treasury Bill Index
06/14	$10,000	$10,000	$10,000	$10,000
12/14	$10,239	$10,612	$10,196	$10,001
12/15	$10,215	$10,758	$10,252	$10,004
12/16	$11,310	$12,045	$10,524	$10,031
12/17	$13,119	$14,675	$10,897	$10,116
12/18	$12,267	$14,031	$10,898	$10,304
12/19	$14,958	$18,449	$11,848	$10,536
12/20	$16,704	$21,844	$12,737	$10,597
12/21	$19,257	$28,114	$12,541	$10,602
12/22	$16,534	$23,023	$10,909	$10,761
12/23	$19,056	$29,075	$11,512	$11,327
06/24	$20,298	$33,521	$11,430	$11,640

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
MoA Clear Passage 2030 Fund	12.60%	7.73%	7.34%
S&P 500 Index	24.56%	15.05%	12.86%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.35%
FTSE 3-Month Treasury Bill Index	5.64%	2.22%	1.53%

No Deduction of Taxes [Text Block]	The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,352,279,047	$ 1,352,279,047
Holdings Count | Holding	10	10
Advisory Fees Paid, Amount	$ 332,216
InvestmentCompanyPortfolioTurnover	8.87%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,352,279,047
# of Portfolio Holdings	10
Portfolio Turnover Rate	8.87%
Advisory Fees Paid	$332,216

Holdings [Text Block]

Asset Class Weightings

Value	Value
Domestic Equity Funds	47.2%
Bond Funds	37.4%
International Equity Fund	12.0%
Money Market Fund	3.4%
Short-Term Debt, Cash Investment and Other Net Assets	0.0%

Largest Holdings [Text Block]

Top 10 Holdings

Equity Index Fund	36.2%
Core Bond Fund	26.5%
International Fund	12.0%
Intermediate Bond Fund	10.9%
Mid Cap Equity Index Fund	6.2%
Money Market Fund	3.4%
Small Cap Value Fund	1.6%
Small Cap Equity Index Fund	1.2%
Small Cap Growth Fund	1.1%
Mid Cap Value Fund	0.9%

Material Fund Change [Text Block]

Material Fund Change

During the period, the Fund did not have any material fund changes.
C000025743
Shareholder Report [Line Items]
Fund Name	Mid Cap Value Fund
Class Name	MoA Mid Cap Value Fund
Trading Symbol	MAMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MoA Mid Cap Value Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716
Additional Information Phone Number	800.914.8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA Mid Cap Value Fund	$33	0.66%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund's performance for the six months ended June 30, 2024 was 3.84% before expenses and 3.51% after expenses. The Fund's benchmark, the Russell Midcap® Value Index, returned 4.54% over the same period. Mid-cap stocks lagged large-caps, as measured by the S&P 500® Index, as a few large-cap growth stocks accounted for a disproportionate percentage of the S&P's return. A long-term view and potential overall portfolio diversification benefits, which include holding companies of various sizes, should be considered when reviewing the performance of mid-cap stocks.

Line Graph [Table Text Block]
	MoA Mid Cap Value Fund	Russell 1000® Index	Russell Mid Cap Value Index
06/14	$10,000	$10,000	$10,000
12/14	$10,438	$10,557	$10,325
12/15	$10,089	$10,653	$9,831
12/16	$11,720	$11,938	$11,797
12/17	$13,468	$14,526	$13,372
12/18	$11,572	$13,831	$11,728
12/19	$14,700	$18,178	$14,902
12/20	$15,116	$21,989	$15,642
12/21	$20,308	$27,806	$20,075
12/22	$18,141	$22,488	$17,659
12/23	$19,404	$28,453	$19,905
06/24	$20,084	$32,504	$20,809

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
MoA Mid Cap Value Fund	6.95%	8.28%	7.22%
Russell 1000® Index	23.88%	14.61%	12.51%
Russell Mid Cap Value Index	11.98%	8.49%	7.60%

No Deduction of Taxes [Text Block]	The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 164,384,731	$ 164,384,731
Holdings Count | Holding	79	79
Advisory Fees Paid, Amount	$ 445,757
InvestmentCompanyPortfolioTurnover	16.02%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$164,384,731
# of Portfolio Holdings	79
Portfolio Turnover Rate	16.02%
Advisory Fees Paid	$445,757

Holdings [Text Block]

Asset Class Weightings

Value	Value
Common Stock	98.4%
Short-Term Debt, Cash Investment and Other Net Assets	1.6%

Largest Holdings [Text Block]

Top 10 Holdings

Ameriprise Financial, Inc.	2.9%
Crane Co.	2.8%
Crown Hldgs., Inc.	2.8%
Baker Hughes Co. Cl A	2.7%
Ashland, Inc.	2.5%
Clean Harbors, Inc.	2.4%
American Financial Group, Inc.	2.4%
Carlisle Cos., Inc.	2.3%
Public Svc. Enterprise Group, Inc.	2.2%
Evergy, Inc.	2.2%

Material Fund Change [Text Block]

Material Fund Change

During the period, the Fund did not have any material fund changes.
C000025746
Shareholder Report [Line Items]
Fund Name	Balanced Fund
Class Name	MoA Balanced Fund
Trading Symbol	MACHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MoA Balanced Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716
Additional Information Phone Number	800.914.8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)
Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA Balanced Fund	$27	0.52%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund's performance for the six months ended June 30, 2024 was 10.28% before expenses and 10.01% after expenses. The Fund's benchmark, the 60% S&P 500® Index, 40% Bloomberg U.S. Aggregate Bond Index, returned 8.68% over the same period. A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund's performance.

Line Graph [Table Text Block]
	MoA Balanced Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	FTSE 3-Month Treasury Bill Index
06/14	$10,000	$10,000	$10,000	$10,000
12/14	$10,334	$10,612	$10,196	$10,001
12/15	$10,416	$10,758	$10,252	$10,004
12/16	$11,240	$12,045	$10,524	$10,031
12/17	$12,742	$14,675	$10,897	$10,116
12/18	$12,334	$14,031	$10,898	$10,304
12/19	$14,723	$18,449	$11,848	$10,536
12/20	$16,456	$21,844	$12,737	$10,597
12/21	$19,168	$28,114	$12,541	$10,602
12/22	$16,864	$23,023	$10,909	$10,761
12/23	$19,406	$29,075	$11,512	$11,327
06/24	$21,348	$33,521	$11,430	$11,640

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
MoA Balanced Fund	16.24%	9.27%	7.88%
S&P 500 Index	24.56%	15.05%	12.86%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.35%
FTSE 3-Month Treasury Bill Index	5.64%	2.22%	1.53%

No Deduction of Taxes [Text Block]	The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 194,658,155	$ 194,658,155
Holdings Count | Holding	361	361
Advisory Fees Paid, Amount	$ 375,765
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$194,658,155
# of Portfolio Holdings	361
Portfolio Turnover Rate	22.00%
Advisory Fees Paid	$375,765

Holdings [Text Block]

Asset Class Weightings

Value	Value
Common Stock	62.7%
Long-Term Debt Securities	33.2%
Short-Term Debt, Cash Investment and Other Net Assets	4.1%

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp.	5.4%
Apple, Inc.	5.0%
NVIDIA Corp.	4.5%
Broadcom, Inc.	1.7%
Eli Lilly & Co.	1.7%
JPMorgan Chase & Co.	1.7%
U.S. Treasury Strip	1.5%
Amazon.com, Inc.	1.4%
Costco Wholesale Corp.	1.4%
Visa, Inc. Cl A	1.2%

Material Fund Change [Text Block]

Material Fund Change

During the period, the Fund did not have any material fund changes.
C000047657
Shareholder Report [Line Items]
Fund Name	Clear Passage 2040 Fund
Class Name	MoA Clear Passage 2040 Fund
Trading Symbol	MURLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MoA Clear Passage 2040 Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716
Additional Information Phone Number	800.914.8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA Clear Passage 2040 Fund	$18	0.34%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund's performance for the six months ended June 30, 2024 was 8.94% before expenses and 8.88% after expenses. The Fund's benchmark, the Morningstar Lifetime Allocation Moderate 2040 Index was 6.29% over the same period. The Fund's return was influenced by its portfolio allocation and risk relative to the Index. A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund's performance.

Line Graph [Table Text Block]
	MoA Clear Passage 2040 Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	FTSE 3-Month Treasury Bill Index
06/14	$10,000	$10,000	$10,000	$10,000
12/14	$10,184	$10,612	$10,196	$10,001
12/15	$10,118	$10,758	$10,252	$10,004
12/16	$11,297	$12,045	$10,524	$10,031
12/17	$13,260	$14,675	$10,897	$10,116
12/18	$12,207	$14,031	$10,898	$10,304
12/19	$15,167	$18,449	$11,848	$10,536
12/20	$17,204	$21,844	$12,737	$10,597
12/21	$20,625	$28,114	$12,541	$10,602
12/22	$17,455	$23,023	$10,909	$10,761
12/23	$20,750	$29,075	$11,512	$11,327
06/24	$22,592	$33,521	$11,430	$11,640

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
MoA Clear Passage 2040 Fund	16.17%	9.93%	8.49%
S&P 500 Index	24.56%	15.05%	12.86%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.35%
FTSE 3-Month Treasury Bill Index	5.64%	2.22%	1.53%

No Deduction of Taxes [Text Block]	The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,130,891,540	$ 1,130,891,540
Holdings Count | Holding	10	10
Advisory Fees Paid, Amount	$ 270,572
InvestmentCompanyPortfolioTurnover	9.93%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,130,891,540
# of Portfolio Holdings	10
Portfolio Turnover Rate	9.93%
Advisory Fees Paid	$270,572

Holdings [Text Block]

Asset Class Weightings

Value	Value
Domestic Equity Funds	60.2%
International Equity Fund	18.8%
Bond Funds	18.6%
Money Market Fund	2.4%
Short-Term Debt, Cash Investment and Other Net Assets	0.0%

Largest Holdings [Text Block]

Top 10 Holdings

Equity Index Fund	45.3%
International Fund	18.8%
Core Bond Fund	13.7%
Mid Cap Equity Index Fund	9.3%
Intermediate Bond Fund	4.9%
Money Market Fund	2.4%
Small Cap Equity Index Fund	1.9%
Small Cap Value Fund	1.9%
Small Cap Growth Fund	1.0%
Mid Cap Value Fund	0.8%

Material Fund Change [Text Block]

Material Fund Change

During the period, the Fund did not have any material fund changes.
C000047652
Shareholder Report [Line Items]
Fund Name	Clear Passage 2015 Fund
Class Name	MoA Clear Passage 2015 Fund
Trading Symbol	MURFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MoA Clear Passage 2015 Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716
Additional Information Phone Number	800.914.8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA Clear Passage 2015 Fund	$27	0.53%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund's performance for the six months ended June 30, 2024 was 4.04% before expenses and 3.94% after expenses. The Fund's benchmark, the Morningstar Lifetime Allocation Conservative 2015 Index returned 3.32% over the same period. The Fund's return was influenced by its portfolio allocation and risk relative to the Index. A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund's performance.

Line Graph [Table Text Block]
	MoA Clear Passage 2015 Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	FTSE 3-Month Treasury Bill Index
06/14	$10,000	$10,000	$10,000	$10,000
12/14	$10,181	$10,612	$10,196	$10,001
12/15	$10,207	$10,758	$10,252	$10,004
12/16	$10,994	$12,045	$10,524	$10,031
12/17	$12,161	$14,675	$10,897	$10,116
12/18	$11,795	$14,031	$10,898	$10,304
12/19	$13,604	$18,449	$11,848	$10,536
12/20	$14,645	$21,844	$12,737	$10,597
12/21	$15,833	$28,114	$12,541	$10,602
12/22	$13,874	$23,023	$10,909	$10,761
12/23	$15,338	$29,075	$11,512	$11,327
06/24	$15,942	$33,521	$11,430	$11,640

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
MoA Clear Passage 2015 Fund	8.56%	4.17%	4.77%
S&P 500 Index	24.56%	15.05%	12.86%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.35%
FTSE 3-Month Treasury Bill Index	5.64%	2.22%	1.53%

No Deduction of Taxes [Text Block]	The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 109,009,443	$ 109,009,443
Holdings Count | Holding	7	7
Advisory Fees Paid, Amount	$ 27,256
InvestmentCompanyPortfolioTurnover	9.99%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$109,009,443
# of Portfolio Holdings	7
Portfolio Turnover Rate	9.99%
Advisory Fees Paid	$27,256

Holdings [Text Block]

Asset Class Weightings

Value	Value
Bond Funds	62.1%
Domestic Equity Funds	27.8%
Money Market Fund	5.1%
International Equity Fund	5.0%
Short-Term Debt, Cash Investment and Other Net Assets	0.0%

Largest Holdings [Text Block]

Top 10 Holdings

Core Bond Fund	33.7%
Intermediate Bond Fund	28.4%
Equity Index Fund	23.0%
Money Market Fund	5.1%
International Fund	5.0%
Mid Cap Equity Index Fund	4.3%
Mid Cap Value Fund	0.5%

Material Fund Change [Text Block]

Material Fund Change

During the period, the Fund did not have any material fund changes.
C000025740
Shareholder Report [Line Items]
Fund Name	All America Fund
Class Name	MoA All America Fund
Trading Symbol	MAAKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MoA All America Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716
Additional Information Phone Number	800.914.8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)
Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA All America Fund	$27	0.51%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund's performance for the six months ended June 30, 2024 was 10.24% before expenses and 9.96% after expenses. The Fund's benchmark, the Russell 3000® Index, returned 13.56% over the same period. Small- and mid-cap stocks lagged large-caps, as measured by the S&P 500® Index, as a few large-cap growth stocks accounted for a disproportionate percentage of the S&P's return. A long-term view and potential overall portfolio diversification benefits, which include holding companies of various sizes, should be considered when reviewing the Fund's performance.

Line Graph [Table Text Block]
	MoA All America Fund	Russell 3000 Index
06/14	$10,000	$10,000
12/14	$10,499	$10,525
12/15	$10,494	$10,576
12/16	$11,699	$11,922
12/17	$13,970	$14,442
12/18	$12,815	$13,685
12/19	$16,449	$17,929
12/20	$19,209	$21,675
12/21	$24,408	$27,236
12/22	$20,088	$22,005
12/23	$24,173	$27,717
06/24	$26,580	$31,475

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
MoA All America Fund	16.96%	12.00%	10.27%
Russell 3000 Index	23.13%	14.14%	12.15%

No Deduction of Taxes [Text Block]	The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 306,368,728	$ 306,368,728
Holdings Count | Holding	733	733
Advisory Fees Paid, Amount	$ 603,283
InvestmentCompanyPortfolioTurnover	12.83%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$306,368,728
# of Portfolio Holdings	733
Portfolio Turnover Rate	12.83%
Advisory Fees Paid	$603,283

Holdings [Text Block]

Asset Class Weightings

Value	Value
Common Stock	99.0%
Short-Term Debt, Cash Investment and Other Net Assets	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp.	4.3%
NVIDIA Corp.	3.9%
Apple, Inc.	3.9%
Amazon.com, Inc.	2.3%
Meta Platforms, Inc. Cl A	1.4%
Alphabet, Inc. Cl A	1.4%
Alphabet, Inc. Cl C	1.2%
Berkshire Hathaway, Inc. Cl B	1.0%
Eli Lilly & Co.	0.9%
Broadcom, Inc.	0.9%

Material Fund Change [Text Block]

Material Fund Change

During the period, the Fund did not have any material fund changes.
C000218763
Shareholder Report [Line Items]
Fund Name	Clear Passage 2065 Fund
Class Name	MoA Clear Passage 2065 Fund
Trading Symbol	MURQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MoA Clear Passage 2065 Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716
Additional Information Phone Number	800.914.8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA Clear Passage 2065 Fund	$14	0.26%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund's performance for the six months ended June 30, 2024 was 9.89% before expenses and 9.86% after expenses. The Fund's benchmark, the Morningstar Lifetime Allocation Moderate 2065 Index was 7.16% over the same period. The Fund's return was influenced by its portfolio allocation and risk relative to the Index. A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund's performance.

Line Graph [Table Text Block]
	MoA Clear Passage 2065 Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	FTSE 3-Month Treasury Bill Index
08/20	$10,000	$10,000	$10,000	$10,000
12/20	$11,816	$11,481	$9,990	$10,004
12/21	$14,383	$14,777	$9,836	$10,009
12/22	$12,148	$12,101	$8,556	$10,159
12/23	$14,639	$15,282	$9,029	$10,694
06/24	$16,083	$17,619	$8,965	$10,989

Average Annual Return [Table Text Block]
	1 Year	Since Inception
MoA Clear Passage 2065 Fund (Incp: August 3, 2020)	17.82%	12.93%
S&P 500 Index	24.56%	15.60%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 2.76%
FTSE 3-Month Treasury Bill Index	5.64%	2.44%

Performance Inception Date		Aug. 03, 2020
No Deduction of Taxes [Text Block]	The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 95,491,571	$ 95,491,571
Holdings Count | Holding	11	11
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	5.70%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$95,491,571
# of Portfolio Holdings	11
Portfolio Turnover Rate	5.70%
Advisory Fees Paid	$0

Holdings [Text Block]

Asset Class Weightings

Value	Value
Domestic Equity Funds	72.3%
International Equity Fund	22.9%
Bond Funds	3.8%
Money Market Fund	0.8%
Short-Term Debt, Cash Investment and Other Net Assets	0.2%

Largest Holdings [Text Block]

Top 10 Holdings

Equity Index Fund	48.9%
International Fund	22.9%
Mid Cap Equity Index Fund	12.0%
Core Bond Fund	3.3%
Small Cap Equity Index Fund	3.0%
Small Cap Value Fund	3.0%
Small Cap Growth Fund	2.8%
Mid Cap Value Fund	2.6%
Money Market Fund	0.8%
Intermediate Bond Fund	0.5%

Material Fund Change [Text Block]

Material Fund Change

During the period, the Fund did not have any material fund changes.
C000047653
Shareholder Report [Line Items]
Fund Name	Clear Passage 2020 Fund
Class Name	MoA Clear Passage 2020 Fund
Trading Symbol	MURGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MoA Clear Passage 2020 Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716
Additional Information Phone Number	800.914.8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA Clear Passage 2020 Fund	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund's performance for the six months ended June 30, 2024 was 4.37% before expenses and 4.31% after expenses. The Fund's benchmark, the Morningstar Lifetime Allocation Moderate 2020 Index returned 3.44% over the same period. The Fund's return was influenced by its portfolio allocation and risk relative to the Index. A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund's performance.

Line Graph [Table Text Block]
	MoA Clear Passage 2020 Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	FTSE 3-Month Treasury Bill Index
06/14	$10,000	$10,000	$10,000	$10,000
12/14	$10,185	$10,612	$10,196	$10,001
12/15	$10,198	$10,758	$10,252	$10,004
12/16	$11,071	$12,045	$10,524	$10,031
12/17	$12,455	$14,675	$10,897	$10,116
12/18	$11,951	$14,031	$10,898	$10,304
12/19	$14,047	$18,449	$11,848	$10,536
12/20	$15,327	$21,844	$12,737	$10,597
12/21	$16,830	$28,114	$12,541	$10,602
12/22	$14,631	$23,023	$10,909	$10,761
12/23	$16,363	$29,075	$11,512	$11,327
06/24	$17,068	$33,521	$11,430	$11,640

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
MoA Clear Passage 2020 Fund	9.36%	5.08%	5.49%
S&P 500 Index	24.56%	15.05%	12.86%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.35%
FTSE 3-Month Treasury Bill Index	5.64%	2.22%	1.53%

No Deduction of Taxes [Text Block]	The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 473,244,866	$ 473,244,866
Holdings Count | Holding	9	9
Advisory Fees Paid, Amount	$ 119,350
InvestmentCompanyPortfolioTurnover	6.18%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$473,244,866
# of Portfolio Holdings	9
Portfolio Turnover Rate	6.18%
Advisory Fees Paid	$119,350

Holdings [Text Block]

Asset Class Weightings

Value	Value
Bond Funds	54.4%
Domestic Equity Funds	33.1%
International Equity Fund	7.0%
Money Market Fund	5.5%
Short-Term Debt, Cash Investment and Other Net Assets	0.0%

Largest Holdings [Text Block]

Top 10 Holdings

Core Bond Fund	33.7%
Equity Index Fund	25.0%
Intermediate Bond Fund	20.7%
International Fund	7.0%
Money Market Fund	5.5%
Mid Cap Equity Index Fund	5.4%
Small Cap Value Fund	1.9%
Small Cap Equity Index Fund	0.7%
Mid Cap Value Fund	0.1%

Material Fund Change [Text Block]

Material Fund Change

During the period, the Fund did not have any material fund changes.
C000025739
Shareholder Report [Line Items]
Fund Name	Core Bond Fund
Class Name	MoA Core Bond Fund
Trading Symbol	MABDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MoA Core Bond Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716
Additional Information Phone Number	800.914.8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)
Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA Core Bond Fund	$22	0.45%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund's performance for the six months ended June 30, 2024 was -0.41% before expenses and -0.64% after expenses. The Fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, returned -0.71% over the same period. The interest rate environment during the period was characterized by relatively higher rates and the anticipation of rate cuts by the Federal Reserve in the near term. The potential benefits of including fixed income in a diversified portfolio should be considered when reviewing the performance of various fixed income asset classes.

Line Graph [Table Text Block]
	MoA Core Bond Fund	Bloomberg U.S. Aggregate Bond Index
06/14	$10,000	$10,000
12/14	$10,141	$10,196
12/15	$10,175	$10,252
12/16	$10,654	$10,524
12/17	$11,038	$10,897
12/18	$11,056	$10,898
12/19	$11,902	$11,848
12/20	$12,663	$12,737
12/21	$12,353	$12,541
12/22	$10,773	$10,909
12/23	$11,314	$11,512
06/24	$11,242	$11,430

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
MoA Core Bond Fund	2.34%	- 0.75%	1.18%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.35%

No Deduction of Taxes [Text Block]	The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 2,111,228,181	$ 2,111,228,181
Holdings Count | Holding	552	552
Advisory Fees Paid, Amount	$ 4,043,589
InvestmentCompanyPortfolioTurnover	24.96%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,111,228,181
# of Portfolio Holdings	552
Portfolio Turnover Rate	24.96%
Advisory Fees Paid	$4,043,589

Holdings [Text Block]

Asset Class Weightings

Value	Value
Long-Term U.S. Government Agency Securities	36.1%
Long-Term Corporate Debt	34.0%
Long-Term U.S. Treasury Debt Securities	29.0%
Sovereign Debt	0.1%
Short-Term Debt, Cash Investment and Other Net Assets	0.8%

Material Fund Change [Text Block]

Material Fund Change

During the period, the Fund did not have any material fund changes.
C000025744
Shareholder Report [Line Items]
Fund Name	Mid Cap Equity Index Fund
Class Name	MoA Mid Cap Equity Index Fund
Trading Symbol	MAMEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MoA Mid Cap Equity Index Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716
Additional Information Phone Number	800.914.8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA Mid Cap Equity Index Fund	$8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund's performance for the six months ended June 30, 2024 was 6.20% before expenses and 6.12% after expenses. The Fund's benchmark, the S&P MidCap® 400 Index, returned 6.17% over the same period. Mid-cap stocks lagged large-caps, as measured by the S&P 500® Index, as a few large-cap growth stocks accounted for a disproportionate percentage of the S&P's return. A long-term view and potential overall portfolio diversification benefits, which include holding companies of various sizes, should be considered when reviewing the Fund's performance.

Line Graph [Table Text Block]
	MoA Mid Cap Equity Index Fund	S&P 500 Index	S&P MidCap 400 Index
06/14	$10,000	$10,000	$10,000
12/14	$10,209	$10,612	$10,211
12/15	$9,967	$10,758	$9,989
12/16	$12,010	$12,045	$12,061
12/17	$13,936	$14,675	$14,020
12/18	$12,367	$14,031	$12,466
12/19	$15,583	$18,449	$15,732
12/20	$17,687	$21,844	$17,881
12/21	$22,031	$28,114	$22,308
12/22	$19,116	$23,023	$19,395
12/23	$22,222	$29,075	$22,583
06/24	$23,581	$33,521	$23,975

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
MoA Mid Cap Equity Index Fund	13.39%	10.09%	8.96%
S&P 500 Index	24.56%	15.05%	12.86%
S&P MidCap 400 Index	13.57%	10.27%	9.14%

No Deduction of Taxes [Text Block]	The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,503,284,838	$ 1,503,284,838
Holdings Count | Holding	403	403
Advisory Fees Paid, Amount	$ 566,228
InvestmentCompanyPortfolioTurnover	14.14%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,503,284,838
# of Portfolio Holdings	403
Portfolio Turnover Rate	14.14%
Advisory Fees Paid	$566,228

Holdings [Text Block]

Asset Class Weightings

Value	Value
Common Stock - Indexed	99.8%
Short-Term Debt, Cash Investment and Other Net Assets	0.2%

Largest Holdings [Text Block]

Top 10 Holdings

iShares Core S&P Mid-Cap ETF	1.0%
Pure Storage, Inc. Cl A	0.7%
Carlisle Cos., Inc.	0.7%
Williams-Sonoma, Inc.	0.7%
EMCOR Group, Inc.	0.6%
Lennox International, Inc.	0.6%
Illumina, Inc.	0.6%
Reliance, Inc.	0.6%
BioMarin Pharmaceutical, Inc.	0.6%
Burlington Stores, Inc.	0.6%

Material Fund Change [Text Block]

Material Fund Change

During the period, the Fund did not have any material fund changes.
C000047659
Shareholder Report [Line Items]
Fund Name	International Fund
Class Name	MoA International Fund
Trading Symbol	MAIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MoA International Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716
Additional Information Phone Number	800.914.8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA International Fund	$11	0.21%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The International Fund's performance for the six months ended June 30, 2024 was 7.20% before expenses and 7.11% after expenses. The Fund's benchmark, the MSCI EAFE Index, returned 5.34% over the same period. In general, international stocks, as measured by the benchmark, lagged in performance relative to the S&P 500® Index, an index of U.S. based companies. A long-term view and potential overall portfolio diversification benefits, which include companies with varying geographic exposure, should be considered when reviewing the performance of international stocks.

Line Graph [Table Text Block]
	MoA International Fund	MSCI EAFE Index
06/14	$10,000	$10,000
12/14	$9,022	$9,076
12/15	$8,965	$9,002
12/16	$9,117	$9,092
12/17	$11,347	$11,369
12/18	$9,831	$9,801
12/19	$11,897	$11,958
12/20	$12,872	$12,893
12/21	$14,207	$14,345
12/22	$12,631	$12,272
12/23	$15,100	$14,510
06/24	$16,173	$15,285

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
MoA International Fund	15.49%	7.78%	4.93%
MSCI EAFE Index	11.54%	6.46%	4.33%

No Deduction of Taxes [Text Block]	The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,591,594,622	$ 1,591,594,622
Holdings Count | Holding	146	146
Advisory Fees Paid, Amount	$ 1,022,984
InvestmentCompanyPortfolioTurnover	13.84%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,591,594,622
# of Portfolio Holdings	146
Portfolio Turnover Rate	13.84%
Advisory Fees Paid	$1,022,984

Holdings [Text Block]

Industry Weightings

Value	Value
Financials	23.1%
Industrials	16.9%
Health Care	11.2%
Information Technology	10.7%
Consumer Discretionary	10.5%
Consumer Staples	7.1%
Materials	6.4%
Energy	4.5%
Communication Services	3.9%
Utilities	2.7%
Real Estate	1.0%
Short-Term Debt, Cash Investment and Other Net Assets	2.0%

Largest Holdings [Text Block]

Top 10 Holdings

Novo Nordisk A/S Cl B	4.0%
ASML Hldg. N.V.	2.9%
BHP Group Ltd.	1.8%
Novartis AG	1.7%
Shell PLC	1.7%
Roche Hldg. AG	1.5%
SAP SE	1.5%
Hermes International SCA	1.4%
Hitachi Ltd.	1.4%
RELX PLC	1.4%

Material Fund Change [Text Block]

Material Fund Change

During the period, the Fund did not have any material fund changes.
C000025747
Shareholder Report [Line Items]
Fund Name	Conservative Allocation Fund
Class Name	MoA Conservative Allocation Fund
Trading Symbol	MACAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MoA Conservative Allocation Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716
Additional Information Phone Number	800.914.8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA Conservative Allocation Fund	$22	0.43%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund's performance for the six months ended June 30, 2024 was 4.35% before expenses and 4.31% after expenses. The Fund's benchmark, the Morningstar US Moderately Conservative Target Allocation Index, returned 4.66% over the same period. A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund's performance.

Line Graph [Table Text Block]
	MoA Conservative Allocation Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index
06/14	$10,000	$10,000	$10,000
12/14	$10,166	$10,612	$10,196
12/15	$10,211	$10,758	$10,252
12/16	$10,895	$12,045	$10,524
12/17	$11,866	$14,675	$10,897
12/18	$11,624	$14,031	$10,898
12/19	$13,250	$18,449	$11,848
12/20	$14,485	$21,844	$12,737
12/21	$15,617	$28,114	$12,541
12/22	$13,674	$23,023	$10,909
12/23	$15,209	$29,075	$11,512
06/24	$15,864	$33,521	$11,430

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
MoA Conservative Allocation Fund	9.25%	4.58%	4.72%
S&P 500 Index	24.56%	15.05%	12.86%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.35%

No Deduction of Taxes [Text Block]	The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 155,421,551	$ 155,421,551
Holdings Count | Holding	6	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	11.72%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$155,421,551
# of Portfolio Holdings	6
Portfolio Turnover Rate	11.72%
Advisory Fees Paid	$0

Holdings [Text Block]

Asset Class Weightings

Value	Value
Bond Funds	58.9%
Domestic Equity Funds	31.9%
International Equity Fund	5.2%
Money Market Fund	4.0%
Short-Term Debt, Cash Investment and Other Net Assets	0.0%

Largest Holdings [Text Block]

Top 10 Holdings

Core Bond Fund	31.8%
Intermediate Bond Fund	27.1%
Equity Index Fund	26.8%
International Fund	5.2%
Mid Cap Equity Index Fund	5.1%
Money Market Fund	4.0%

Material Fund Change [Text Block]

Material Fund Change

During the period, the Fund did not have any material fund changes.
C000047654
Shareholder Report [Line Items]
Fund Name	Clear Passage 2025 Fund
Class Name	MoA Clear Passage 2025 Fund
Trading Symbol	MURHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MoA Clear Passage 2025 Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716
Additional Information Phone Number	800.914.8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA Clear Passage 2025 Fund	$21	0.41%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund's performance for the six months ended June 30, 2024 was 5.54% before expenses and 5.48% after expenses. The Fund's benchmark, the Morningstar Lifetime Allocation Moderate 2025 Index was 3.75% over the same period. The Fund's return was influenced by its portfolio allocation and risk relative to the Index. A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund's performance.

Line Graph [Table Text Block]
	MoA Clear Passage 2025 Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	FTSE 3-Month Treasury Bill Index
06/14	$10,000	$10,000	$10,000	$10,000
12/14	$10,217	$10,612	$10,196	$10,001
12/15	$10,205	$10,758	$10,252	$10,004
12/16	$11,208	$12,045	$10,524	$10,031
12/17	$12,824	$14,675	$10,897	$10,116
12/18	$12,155	$14,031	$10,898	$10,304
12/19	$14,561	$18,449	$11,848	$10,536
12/20	$16,055	$21,844	$12,737	$10,597
12/21	$17,976	$28,114	$12,541	$10,602
12/22	$15,539	$23,023	$10,909	$10,761
12/23	$17,651	$29,075	$11,512	$11,327
06/24	$18,619	$33,521	$11,430	$11,640

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
MoA Clear Passage 2025 Fund	11.08%	6.33%	6.41%
S&P 500 Index	24.56%	15.05%	12.86%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.35%
FTSE 3-Month Treasury Bill Index	5.64%	2.22%	1.53%

No Deduction of Taxes [Text Block]	The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,114,313,538	$ 1,114,313,538
Holdings Count | Holding	9	9
Advisory Fees Paid, Amount	$ 279,185
InvestmentCompanyPortfolioTurnover	8.44%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,114,313,538
# of Portfolio Holdings	9
Portfolio Turnover Rate	8.44%
Advisory Fees Paid	$279,185

Holdings [Text Block]

Asset Class Weightings

Value	Value
Bond Funds	47.4%
Domestic Equity Funds	39.2%
International Equity Fund	10.0%
Money Market Fund	3.4%
Short-Term Debt, Cash Investment and Other Net Assets	0.0%

Largest Holdings [Text Block]

Top 10 Holdings

Core Bond Fund	32.4%
Equity Index Fund	31.2%
Intermediate Bond Fund	15.0%
International Fund	10.0%
Mid Cap Equity Index Fund	5.3%
Money Market Fund	3.4%
Small Cap Value Fund	1.6%
Small Cap Equity Index Fund	0.8%
Mid Cap Value Fund	0.3%

Material Fund Change [Text Block]

Material Fund Change

During the period, the Fund did not have any material fund changes.
C000025741
Shareholder Report [Line Items]
Fund Name	Small Cap Value Fund
Class Name	MoA Small Cap Value Fund
Trading Symbol	MAVKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MoA Small Cap Value Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716
Additional Information Phone Number	800.914.8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA Small Cap Value Fund	$40	0.81%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund's performance for the six months ended June 30, 2024 was 0.42% before expenses and 0.01% after expenses. The Fund's benchmark, the Russell 2000® Value Index, returned -0.85% over the same period. Small-cap stocks lagged large-caps, as measured by the S&P 500® Index, as a few large-cap growth stocks accounted for a disproportionate percentage of the S&P's return. A long-term view and potential overall portfolio diversification benefits, which include holding companies of various sizes, should be considered when reviewing the performance of small-cap stocks.

Line Graph [Table Text Block]
	MoA Small Cap Value Fund	Russell 3000 Index	Russell 2000 Value Index
06/14	$10,000	$10,000	$10,000
12/14	$10,128	$10,525	$10,001
12/15	$9,785	$10,576	$9,254
12/16	$11,745	$11,922	$12,192
12/17	$12,718	$14,442	$13,148
12/18	$10,865	$13,685	$11,456
12/19	$12,940	$17,929	$14,022
12/20	$12,422	$21,675	$14,672
12/21	$16,433	$27,236	$18,819
12/22	$14,819	$22,005	$16,094
12/23	$16,240	$27,717	$18,451
06/24	$16,242	$31,475	$18,294

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
MoA Small Cap Value Fund	5.62%	5.96%	4.97%
Russell 3000 Index	23.13%	14.14%	12.15%
Russell 2000 Value Index	10.90%	7.07%	6.23%

No Deduction of Taxes [Text Block]	The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 376,487,187	$ 376,487,187
Holdings Count | Holding	94	94
Advisory Fees Paid, Amount	$ 1,441,538
InvestmentCompanyPortfolioTurnover	28.72%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$376,487,187
# of Portfolio Holdings	94
Portfolio Turnover Rate	28.72%
Advisory Fees Paid	$1,441,538

Holdings [Text Block]

Asset Class Weightings

Value	Value
Common Stock	97.5%
Short-Term Debt, Cash Investment and Other Net Assets	2.5%

Largest Holdings [Text Block]

Top 10 Holdings

Taylor Morrison Home Corp. Cl A	2.9%
Mueller Industries, Inc.	2.8%
Ashland, Inc.	2.4%
VSE Corp.	2.3%
Essent Group Ltd.	2.3%
Selective Insurance Group, Inc.	2.0%
UFP Industries, Inc.	1.9%
Hancock Whitney Corp.	1.9%
Ovintiv, Inc.	1.9%
Northern Oil & Gas, Inc.	1.8%

Material Fund Change [Text Block]

Material Fund Change

During the period, the Fund did not have any material fund changes.
C000112889
Shareholder Report [Line Items]
Fund Name	Clear Passage 2050 Fund
Class Name	MoA Clear Passage 2050 Fund
Trading Symbol	MURNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MoA Clear Passage 2050 Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716
Additional Information Phone Number	800.914.8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA Clear Passage 2050 Fund	$17	0.33%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund's performance for the six months ended June 30, 2024 was 9.56% before expenses and 9.49% after expenses. The Fund's benchmark, the Morningstar Lifetime Allocation Moderate 2050 Index was 7.40% over the same period. The Fund's return was influenced by its portfolio allocation and risk relative to the Index. A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund's performance.

Line Graph [Table Text Block]
	MoA Clear Passage 2050 Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	FTSE 3-Month Treasury Bill Index
06/14	$10,000	$10,000	$10,000	$10,000
12/14	$10,153	$10,612	$10,196	$10,001
12/15	$10,078	$10,758	$10,252	$10,004
12/16	$11,264	$12,045	$10,524	$10,031
12/17	$13,275	$14,675	$10,897	$10,116
12/18	$12,115	$14,031	$10,898	$10,304
12/19	$15,101	$18,449	$11,848	$10,536
12/20	$17,123	$21,844	$12,737	$10,597
12/21	$20,689	$28,114	$12,541	$10,602
12/22	$17,450	$23,023	$10,909	$10,761
12/23	$20,929	$29,075	$11,512	$11,327
06/24	$22,915	$33,521	$11,430	$11,640

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
MoA Clear Passage 2050 Fund	17.09%	10.36%	8.65%
S&P 500 Index	24.56%	15.05%	12.86%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.35%
FTSE 3-Month Treasury Bill Index	5.64%	2.22%	1.53%

No Deduction of Taxes [Text Block]	The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 912,808,458	$ 912,808,458
Holdings Count | Holding	10	10
Advisory Fees Paid, Amount	$ 217,207
InvestmentCompanyPortfolioTurnover	6.39%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$912,808,458
# of Portfolio Holdings	10
Portfolio Turnover Rate	6.39%
Advisory Fees Paid	$217,207

Holdings [Text Block]

Asset Class Weightings

Value	Value
Domestic Equity Funds	68.3%
International Equity Fund	20.6%
Bond Funds	8.9%
Money Market Fund	2.2%
Short-Term Debt, Cash Investment and Other Net Assets	0.0%

Largest Holdings [Text Block]

Top 10 Holdings

Equity Index Fund	49.5%
International Fund	20.6%
Mid Cap Equity Index Fund	11.1%
Core Bond Fund	7.5%
Small Cap Equity Index Fund	2.3%
Money Market Fund	2.2%
Small Cap Growth Fund	2.0%
Small Cap Value Fund	1.8%
Mid Cap Value Fund	1.6%
Intermediate Bond Fund	1.4%

Material Fund Change [Text Block]

Material Fund Change

During the period, the Fund did not have any material fund changes.
C000047651
Shareholder Report [Line Items]
Fund Name	Retirement Income Fund
Class Name	MoA Retirement Income Fund
Trading Symbol	MARMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MoA Retirement Income Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716
Additional Information Phone Number	800.914.8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA Retirement Income Fund	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund's performance for the six months ended June 30, 2024 was 3.72% before expenses and 3.64% after expenses. The Fund's benchmark, the Morningstar Lifetime Allocation Conservative Income Index returned 2.14% over the same period. The Fund's return was influenced by its portfolio allocation and risk relative to the Index composition. A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund's performance.

Line Graph [Table Text Block]
	MoA Retirement Income Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index
06/14	$10,000	$10,000	$10,000
12/14	$10,190	$10,612	$10,196
12/15	$10,239	$10,758	$10,252
12/16	$10,871	$12,045	$10,524
12/17	$11,668	$14,675	$10,897
12/18	$11,527	$14,031	$10,898
12/19	$12,893	$18,449	$11,848
12/20	$13,872	$21,844	$12,737
12/21	$14,673	$28,114	$12,541
12/22	$13,041	$23,023	$10,909
12/23	$14,333	$29,075	$11,512
06/24	$14,855	$33,521	$11,430

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
MoA Retirement Income Fund	8.26%	3.63%	4.04%
S&P 500 Index	24.56%	15.05%	12.86%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.35%

No Deduction of Taxes [Text Block]	The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 198,988,511	$ 198,988,511
Holdings Count | Holding	7	7
Advisory Fees Paid, Amount	$ 50,440
InvestmentCompanyPortfolioTurnover	10.01%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$198,988,511
# of Portfolio Holdings	7
Portfolio Turnover Rate	10.01%
Advisory Fees Paid	$50,440

Holdings [Text Block]

Asset Class Weightings

Value	Value
Bond Funds	63.4%
Domestic Equity Funds	26.2%
Money Market Fund	5.4%
International Equity Fund	5.0%
Short-Term Debt, Cash Investment and Other Net Assets	0.0%

Largest Holdings [Text Block]

Top 10 Holdings

Core Bond Fund	33.5%
Intermediate Bond Fund	29.9%
Equity Index Fund	21.9%
Money Market Fund	5.4%
International Fund	5.0%
Mid Cap Equity Index Fund	4.1%
Mid Cap Value Fund	0.2%

Material Fund Change [Text Block]

Material Fund Change

During the period, the Fund did not have any material fund changes.
C000025736
Shareholder Report [Line Items]
Fund Name	Money Market Fund
Class Name	MoA Money Market Fund
Trading Symbol	MAAXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MoA Money Market Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716
Additional Information Phone Number	800.914.8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA Money Market Fund	$12	0.24%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%
AssetsNet	$ 517,459,359	$ 517,459,359
Holdings Count | Holding	28	28
Advisory Fees Paid, Amount	$ 403,062
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$517,459,359
# of Portfolio Holdings	28
Advisory Fees Paid	$403,062

Holdings [Text Block]

Asset Class Weightings

Value	Value
Short-Term Debt Securities	54.8%
Commercial Paper	45.2%
Temporary Cash Investment	0.0%
Short-Term Debt, Cash Investment and Other Net Assets	0.0%

Material Fund Change [Text Block]

Material Fund Change

During the period, the Fund did not have any material fund changes.
C000025735
Shareholder Report [Line Items]
Fund Name	Aggressive Allocation Fund
Class Name	MoA Aggressive Allocation Fund
Trading Symbol	MAANX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MoA Aggressive Allocation Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716
Additional Information Phone Number	800.914.8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA Aggressive Allocation Fund	$18	0.34%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund's performance for the six months ended June 30, 2024 was 7.68% before expenses and 7.64% after expenses. The Fund's benchmark, the Morningstar US Moderately Aggressive Target Allocation Index, returned 9.05% over the same period. A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund's performance.

Line Graph [Table Text Block]
	MoA Aggressive Allocation Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index
06/14	$10,000	$10,000	$10,000
12/14	$10,161	$10,612	$10,196
12/15	$10,122	$10,758	$10,252
12/16	$11,221	$12,045	$10,524
12/17	$13,087	$14,675	$10,897
12/18	$12,154	$14,031	$10,898
12/19	$14,918	$18,449	$11,848
12/20	$16,965	$21,844	$12,737
12/21	$20,055	$28,114	$12,541
12/22	$16,999	$23,023	$10,909
12/23	$19,977	$29,075	$11,512
06/24	$21,502	$33,521	$11,430

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
MoA Aggressive Allocation Fund	14.45%	9.12%	7.96%
S&P 500 Index	24.56%	15.05%	12.86%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.35%

No Deduction of Taxes [Text Block]	The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 340,884,561	$ 340,884,561
Holdings Count | Holding	6	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	6.08%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$340,884,561
# of Portfolio Holdings	6
Portfolio Turnover Rate	6.08%
Advisory Fees Paid	$0

Holdings [Text Block]

Asset Class Weightings

Value	Value
Domestic Equity Funds	65.3%
International Equity Fund	18.5%
Bond Funds	16.2%
Short-Term Debt, Cash Investment and Other Net Assets	0.0%

Largest Holdings [Text Block]

Top 10 Holdings

Equity Index Fund	36.8%
Mid Cap Equity Index Fund	19.7%
International Fund	18.5%
Core Bond Fund	16.2%
Small Cap Value Fund	4.7%
Small Cap Growth Fund	4.1%

Material Fund Change [Text Block]

Material Fund Change

During the period, the Fund did not have any material fund changes.
C000168453
Shareholder Report [Line Items]
Fund Name	Clear Passage 2055 Fund
Class Name	MoA Clear Passage 2055 Fund
Trading Symbol	MUROX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MoA Clear Passage 2055 Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716
Additional Information Phone Number	800.914.8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA Clear Passage 2055 Fund	$18	0.34%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund's performance for the six months ended June 30, 2024 was 9.72% before expenses and 9.65% after expenses. The Fund's benchmark, the Morningstar Lifetime Allocation Moderate 2055 Index was 7.39% over the same period. The Fund's return was influenced by its portfolio allocation and risk relative to the Index. A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund's performance.

Line Graph [Table Text Block]
	MoA Clear Passage 2055 Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	FTSE 3-Month Treasury Bill Index
10/16	$10,000	$10,000	$10,000	$10,000
12/16	$10,400	$10,382	$9,702	$10,008
12/17	$12,269	$12,649	$10,046	$10,092
12/18	$11,180	$12,094	$10,047	$10,280
12/19	$13,907	$15,903	$10,923	$10,512
12/20	$15,840	$18,829	$11,743	$10,573
12/21	$19,189	$24,233	$11,562	$10,578
12/22	$16,163	$19,844	$10,058	$10,737
12/23	$19,393	$25,061	$10,614	$11,301
06/24	$21,265	$28,893	$10,538	$11,613

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
MoA Clear Passage 2055 Fund (Incp: October 1, 2016)	17.35%	10.51%	10.23%
S&P 500 Index	24.56%	15.05%	14.68%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	0.68%
FTSE 3-Month Treasury Bill Index	5.64%	2.22%	1.95%

Performance Inception Date		Oct. 01, 2016
No Deduction of Taxes [Text Block]	The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 510,154,067	$ 510,154,067
Holdings Count | Holding	10	10
Advisory Fees Paid, Amount	$ 119,881
InvestmentCompanyPortfolioTurnover	7.20%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$510,154,067
# of Portfolio Holdings	10
Portfolio Turnover Rate	7.20%
Advisory Fees Paid	$119,881

Holdings [Text Block]

Asset Class Weightings

Value	Value
Domestic Equity Funds	68.9%
International Equity Fund	21.7%
Bond Funds	8.1%
Money Market Fund	1.3%
Short-Term Debt, Cash Investment and Other Net Assets	0.0%

Largest Holdings [Text Block]

Top 10 Holdings

Equity Index Fund	49.7%
International Fund	21.7%
Mid Cap Equity Index Fund	10.9%
Core Bond Fund	6.2%
Small Cap Equity Index Fund	2.5%
Small Cap Value Fund	2.3%
Small Cap Growth Fund	1.9%
Intermediate Bond Fund	1.9%
Mid Cap Value Fund	1.6%
Money Market Fund	1.3%

Material Fund Change [Text Block]

Material Fund Change

During the period, the Fund did not have any material fund changes.
C000218762
Shareholder Report [Line Items]
Fund Name	Catholic Values Index Fund
Class Name	MoA Catholic Values Index Fund
Trading Symbol	MACCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MoA Catholic Values Index Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716
Additional Information Phone Number	800.914.8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA Catholic Values Index Fund	$11	0.21%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund's performance for the six months ended June 30, 2024 was 13.14% before expenses and 13.02% after expenses. The Fund's benchmark, the S&P 500® Catholic Values Index, returned 13.39% over the same period. During the period a small number of large-cap growth stocks accounted for a disproportionate percentage of the Index's return. A long-term view and potential overall portfolio diversification benefits should be considered when reviewing the Fund's performance.

Line Graph [Table Text Block]
	MoA Catholic Values Index Fund	S&P 500 Index	S&P 500 Catholic Values Index
09/20	$10,000	$10,000	$10,000
12/20	$11,211	$11,215	$11,233
12/21	$14,463	$14,434	$14,527
12/22	$11,556	$11,820	$11,639
12/23	$14,603	$14,927	$14,754
06/24	$16,504	$17,210	$16,729

Average Annual Return [Table Text Block]
	1 Year	Since Inception
MoA Catholic Values Index Fund (Incp: September 30, 2020)	21.12%	14.30%
S&P 500 Index	24.56%	15.58%
S&P 500 Catholic Values Index	21.75%	14.71%

Performance Inception Date		Sep. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 6,667,318	$ 6,667,318
Holdings Count | Holding	439	439
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	11.04%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$6,667,318
# of Portfolio Holdings	439
Portfolio Turnover Rate	11.04%
Advisory Fees Paid	$0

Holdings [Text Block]

Asset Class Weightings

Value	Value
Common Stock	100.3%
Short-Term Debt, Cash Investment and Other Net Assets	- 0.3%

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp.	7.3%
NVIDIA Corp.	6.6%
Apple, Inc.	6.6%
Meta Platforms, Inc. Cl A	2.4%
Alphabet, Inc. Cl A	2.3%
Alphabet, Inc. Cl C	2.0%
Tesla, Inc.	1.9%
Berkshire Hathaway, Inc. Cl B	1.6%
Procter & Gamble Co.	1.6%
Costco Wholesale Corp.	1.5%

Material Fund Change [Text Block]

Material Fund Change

During the period, the Fund did not have any material fund changes.
C000047656
Shareholder Report [Line Items]
Fund Name	Clear Passage 2035 Fund
Class Name	MoA Clear Passage 2035 Fund
Trading Symbol	MURJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MoA Clear Passage 2035 Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716
Additional Information Phone Number	800.914.8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA Clear Passage 2035 Fund	$19	0.36%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund's performance for the six months ended June 30, 2024 was 7.98% before expenses and 7.92% after expenses. The Fund's benchmark, the Morningstar Lifetime Allocation Moderate 2035 Index was 5.25% over the same period. The Fund's return was influenced by its portfolio allocation and risk relative to the Index. A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund's performance.

Line Graph [Table Text Block]
	MoA Clear Passage 2035 Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	FTSE 3-Month Treasury Bill Index
06/14	$10,000	$10,000	$10,000	$10,000
12/14	$10,221	$10,612	$10,196	$10,001
12/15	$10,182	$10,758	$10,252	$10,004
12/16	$11,345	$12,045	$10,524	$10,031
12/17	$13,288	$14,675	$10,897	$10,116
12/18	$12,310	$14,031	$10,898	$10,304
12/19	$15,217	$18,449	$11,848	$10,536
12/20	$17,136	$21,844	$12,737	$10,597
12/21	$20,193	$28,114	$12,541	$10,602
12/22	$17,123	$23,023	$10,909	$10,761
12/23	$20,079	$29,075	$11,512	$11,327
06/24	$21,668	$33,521	$11,430	$11,640

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
MoA Clear Passage 2035 Fund	14.77%	8.89%	8.04%
S&P 500 Index	24.56%	15.05%	12.86%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.35%
FTSE 3-Month Treasury Bill Index	5.64%	2.22%	1.53%

No Deduction of Taxes [Text Block]	The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,330,429,739	$ 1,330,429,739
Holdings Count | Holding	10	10
Advisory Fees Paid, Amount	$ 318,758
InvestmentCompanyPortfolioTurnover	9.53%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,330,429,739
# of Portfolio Holdings	10
Portfolio Turnover Rate	9.53%
Advisory Fees Paid	$318,758

Holdings [Text Block]

Asset Class Weightings

Value	Value
Domestic Equity Funds	56.1%
Bond Funds	25.7%
International Equity Fund	14.9%
Money Market Fund	3.3%
Short-Term Debt, Cash Investment and Other Net Assets	0.0%

Largest Holdings [Text Block]

Top 10 Holdings

Equity Index Fund	42.5%
Core Bond Fund	20.0%
International Fund	14.9%
Mid Cap Equity Index Fund	8.3%
Intermediate Bond Fund	5.7%
Money Market Fund	3.3%
Small Cap Value Fund	1.8%
Small Cap Equity Index Fund	1.6%
Small Cap Growth Fund	1.1%
Mid Cap Value Fund	0.8%

Material Fund Change [Text Block]

Material Fund Change

During the period, the Fund did not have any material fund changes.
C000025734
Shareholder Report [Line Items]
Fund Name	Moderate Allocation Fund
Class Name	MoA Moderate Allocation Fund
Trading Symbol	MAMOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MoA Moderate Allocation Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716
Additional Information Phone Number	800.914.8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA Moderate Allocation Fund	$17	0.33%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund's performance for the six months ended June 30, 2024 was 6.79% before expenses and 6.75% after expenses. The Fund's benchmark, the Morningstar US Moderate Target Allocation Index, returned 7.30% over the same period. A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund's performance.

Line Graph [Table Text Block]
	MoA Moderate Allocation Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index
06/14	$10,000	$10,000	$10,000
12/14	$10,185	$10,612	$10,196
12/15	$10,201	$10,758	$10,252
12/16	$11,127	$12,045	$10,524
12/17	$12,652	$14,675	$10,897
12/18	$12,094	$14,031	$10,898
12/19	$14,411	$18,449	$11,848
12/20	$16,092	$21,844	$12,737
12/21	$18,376	$28,114	$12,541
12/22	$15,820	$23,023	$10,909
12/23	$18,247	$29,075	$11,512
06/24	$19,479	$33,521	$11,430

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
MoA Moderate Allocation Fund	13.01%	7.50%	6.89%
S&P 500 Index	24.56%	15.05%	12.86%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.35%

No Deduction of Taxes [Text Block]	The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 406,565,264	$ 406,565,264
Holdings Count | Holding	5	5
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	6.87%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$406,565,264
# of Portfolio Holdings	5
Portfolio Turnover Rate	6.87%
Advisory Fees Paid	$0

Holdings [Text Block]

Asset Class Weightings

Value	Value
Domestic Equity Funds	49.0%
Bond Funds	38.0%
International Equity Fund	13.0%
Short-Term Debt, Cash Investment and Other Net Assets	0.0%

Largest Holdings [Text Block]

Top 10 Holdings

Equity Index Fund	37.0%
Core Bond Fund	23.8%
Intermediate Bond Fund	14.2%
International Fund	13.0%
Mid Cap Equity Index Fund	12.0%

Material Fund Change [Text Block]

Material Fund Change

During the period, the Fund did not have any material fund changes.
C000047658
Shareholder Report [Line Items]
Fund Name	Clear Passage 2045 Fund
Class Name	MoA Clear Passage 2045 Fund
Trading Symbol	MURMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MoA Clear Passage 2045 Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716
Additional Information Phone Number	800.914.8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA Clear Passage 2045 Fund	$17	0.33%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund's performance for the six months ended June 30, 2024 was 9.32% before expenses and 9.26% after expenses. The Fund's benchmark, the Morningstar Lifetime Allocation Moderate 2045 Index was 7.07% over the same period. The Fund's return was influenced by its portfolio allocation and risk relative to the Index. A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund's performance.

Line Graph [Table Text Block]
	MoA Clear Passage 2045 Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	FTSE 3-Month Treasury Bill Index
06/14	$10,000	$10,000	$10,000	$10,000
12/14	$10,164	$10,612	$10,196	$10,001
12/15	$10,093	$10,758	$10,252	$10,004
12/16	$11,271	$12,045	$10,524	$10,031
12/17	$13,255	$14,675	$10,897	$10,116
12/18	$12,157	$14,031	$10,898	$10,304
12/19	$15,140	$18,449	$11,848	$10,536
12/20	$17,154	$21,844	$12,737	$10,597
12/21	$20,683	$28,114	$12,541	$10,602
12/22	$17,460	$23,023	$10,909	$10,761
12/23	$20,888	$29,075	$11,512	$11,327
06/24	$22,822	$33,521	$11,430	$11,640

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
MoA Clear Passage 2045 Fund	16.75%	10.21%	8.60%
S&P 500 Index	24.56%	15.05%	12.86%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.35%
FTSE 3-Month Treasury Bill Index	5.64%	2.22%	1.53%

No Deduction of Taxes [Text Block]	The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,167,115,647	$ 1,167,115,647
Holdings Count | Holding	10	10
Advisory Fees Paid, Amount	$ 278,223
InvestmentCompanyPortfolioTurnover	8.26%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,167,115,647
# of Portfolio Holdings	10
Portfolio Turnover Rate	8.26%
Advisory Fees Paid	$278,223

Holdings [Text Block]

Asset Class Weightings

Value	Value
Domestic Equity Funds	64.5%
International Equity Fund	20.7%
Bond Funds	12.2%
Money Market Fund	2.6%
Short-Term Debt, Cash Investment and Other Net Assets	0.0%

Largest Holdings [Text Block]

Top 10 Holdings

Equity Index Fund	47.5%
International Fund	20.7%
Mid Cap Equity Index Fund	10.3%
Core Bond Fund	9.3%
Intermediate Bond Fund	2.9%
Money Market Fund	2.6%
Small Cap Growth Fund	2.1%
Small Cap Equity Index Fund	2.0%
Small Cap Value Fund	1.8%
Mid Cap Value Fund	0.8%

Material Fund Change [Text Block]

Material Fund Change

During the period, the Fund did not have any material fund changes.
C000025738
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund
Class Name	MoA Intermediate Bond Fund
Trading Symbol	MAMBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MoA Intermediate Bond Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716
Additional Information Phone Number	800.914.8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA Intermediate Bond Fund	$23	0.47%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund's performance for the six months ended June 30, 2024 was 0.61% before expenses and 0.37% after expenses. The Fund's benchmark, the Bloomberg U.S. Intermediate Government/Credit Bond Index, returned 0.49% over the same period. The interest rate environment during the period was characterized by relatively higher rates and the anticipation of rate cuts by the Federal Reserve in the near term. The potential benefits of including fixed income in a diversified portfolio should be considered when reviewing the performance of various fixed income asset classes.

Line Graph [Table Text Block]
	MoA Intermediate Bond Fund	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Intermediate Government/Credit Bond Index
06/14	$10,000	$10,000	$10,000
12/14	$10,036	$10,196	$10,086
12/15	$10,097	$10,252	$10,194
12/16	$10,451	$10,524	$10,406
12/17	$10,692	$10,897	$10,628
12/18	$10,754	$10,898	$10,722
12/19	$11,403	$11,848	$11,451
12/20	$11,979	$12,737	$12,188
12/21	$11,737	$12,541	$12,012
12/22	$10,838	$10,909	$11,023
12/23	$11,338	$11,512	$11,601
06/24	$11,380	$11,430	$11,657

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
MoA Intermediate Bond Fund	3.81%	0.25%	1.30%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.35%
Bloomberg U.S. Intermediate Government/Credit Bond Index	4.19%	0.71%	1.55%

No Deduction of Taxes [Text Block]	The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 931,173,242	$ 931,173,242
Holdings Count | Holding	168	168
Advisory Fees Paid, Amount	$ 1,836,367
InvestmentCompanyPortfolioTurnover	30.54%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$931,173,242
# of Portfolio Holdings	168
Portfolio Turnover Rate	30.54%
Advisory Fees Paid	$1,836,367

Holdings [Text Block]

Asset Class Weightings

Value	Value
Long-Term U.S. Treasury Debt Securities	54.2%
Long-Term Corporate Debt	42.6%
Long-Term U.S. Government Agency Securities	2.3%
Short-Term Debt, Cash Investment and Other Net Assets	0.9%

Material Fund Change [Text Block]

Material Fund Change

During the period, the Fund did not have any material fund changes.
C000025742
Shareholder Report [Line Items]
Fund Name	Small Cap Growth Fund
Class Name	MoA Small Cap Growth Fund
Trading Symbol	MAGKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MoA Small Cap Growth Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716
Additional Information Phone Number	800.914.8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA Small Cap Growth Fund	$41	0.81%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund's performance for the six months ended June 30, 2024 was 3.65% before expenses and 3.22% after expenses. The Fund's benchmark, the Russell 2000® Growth Index, returned 4.44% over the same period. Small-cap stocks lagged large-caps, as measured by the S&P 500® Index, as a few large-cap growth stocks accounted for a disproportionate percentage of the S&P's return. A long-term view and potential overall portfolio diversification benefits, which include holding companies of various sizes, should be considered when reviewing the performance of small-cap stocks.

Line Graph [Table Text Block]
	MoA Small Cap Growth Fund	Russell 3000 Index	Russell 2000 Growth Index
06/14	$10,000	$10,000	$10,000
12/14	$10,460	$10,525	$10,331
12/15	$10,210	$10,576	$10,189
12/16	$11,037	$11,922	$11,342
12/17	$13,666	$14,442	$13,856
12/18	$11,954	$13,685	$12,566
12/19	$15,133	$17,929	$16,145
12/20	$21,686	$21,675	$21,737
12/21	$23,938	$27,236	$22,353
12/22	$17,147	$22,005	$16,461
12/23	$19,826	$27,717	$19,533
06/24	$20,465	$31,475	$20,400

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
MoA Small Cap Growth Fund	5.55%	7.91%	7.42%
Russell 3000 Index	23.13%	14.14%	12.15%
Russell 2000 Growth Index	9.14%	6.17%	7.39%

No Deduction of Taxes [Text Block]	The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 392,549,957	$ 392,549,957
Holdings Count | Holding	131	131
Advisory Fees Paid, Amount	$ 1,499,409
InvestmentCompanyPortfolioTurnover	25.79%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$392,549,957
# of Portfolio Holdings	131
Portfolio Turnover Rate	25.79%
Advisory Fees Paid	$1,499,409

Holdings [Text Block]

Asset Class Weightings

Value	Value
Common Stock	99.2%
Short-Term Debt, Cash Investment and Other Net Assets	0.8%

Largest Holdings [Text Block]

Top 10 Holdings

Federal Signal Corp.	2.3%
Northern Oil & Gas, Inc.	2.0%
ESCO Technologies, Inc.	1.7%
Freshpet, Inc.	1.6%
Addus HomeCare Corp.	1.5%
UFP Industries, Inc.	1.5%
Fabrinet	1.4%
Sterling Infrastructure, Inc.	1.4%
ATI, Inc.	1.4%
First Financial Bankshares, Inc.	1.4%

Material Fund Change [Text Block]

Material Fund Change

During the period, the Fund did not have any material fund changes.